FINANCIAL RISK MANAGEMENT (Details 5) - PEN (S/) S/ in Thousands	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial risk management [line Items]
Financial assets	S/ 32,863,118	[1]	S/ 164,228,539	S/ 32,862,001	[1]
Percentage of financial assets	100.00%			100.00%
Trading securities, available-for-sale and held-to-maturity investments [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 32,863,118			S/ 32,862,001
Foreign countries [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 167,838			S/ 3,729
Percentage of financial assets	0.50%			8211.00%
AAA [Member] | Country of domicile [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 1,219,451			S/ 1,254,943
Percentage of financial assets	3.70%			3.80%
AAA [Member] | Foreign countries [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 286,417			S/ 467,654
Percentage of financial assets	0.90%			1.40%
AA- a AA+ [Member] | Country of domicile [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 1,483,063			S/ 1,313,967
Percentage of financial assets	4.50%			4.00%
AA- a AA+ [Member] | Foreign countries [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 513,577			S/ 1,040,411
Percentage of financial assets	1.60%			3.20%
A- to A+ [Member] | Country of domicile [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 6,809,865			S/ 6,850,118
Percentage of financial assets	20.70%			20.90%
A- to A+ [Member] | Foreign countries [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 1,265,390			S/ 1,434,598
Percentage of financial assets	3.90%			4.40%
BBB- to BBB+ [Member] | Country of domicile [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 2,282,714			S/ 2,279,478
Percentage of financial assets	6.90%			7.00%
BBB- to BBB+ [Member] | Foreign countries [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 4,064,725			S/ 4,179,102
Percentage of financial assets	12.40%			12.70%
BB- to BB+ [Member] | Country of domicile [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 459,249			S/ 469,679
Percentage of financial assets	1.40%			1.40%
BB- to BB+ [Member] | Foreign countries [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 1,383,960			S/ 1,258,752
Percentage of financial assets	4.20%			3.80%
Lower and equal to +B [Member] | Country of domicile [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 7,397			S/ 4,960
Percentage of financial assets	8211.00%			8211.00%
Lower and equal to +B [Member] | Foreign countries [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 81,627			S/ 19,869
Percentage of financial assets	0.20%			0.10%
BCRP certificates of deposit [Member] | Country of domicile [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 9,829,584			S/ 10,026,038
Percentage of financial assets	29.90%			30.50%
Listed and unlisted securities [Member] | Country of domicile [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 649,677			S/ 702,384
Percentage of financial assets	2.00%			2.10%
Rated and unrated instruments [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 100,031			S/ 211,487
Percentage of financial assets	0.30%			0.60%
Restricted mutual funds [Member] | Country of domicile [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 407,350			S/ 425,300
Percentage of financial assets	1.20%			1.30%
Investment funds [member] | Country of domicile [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 66,932			S/ 0
Percentage of financial assets	0.20%			8211.00%
Investment funds [member] | Foreign countries [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 256,523			S/ 0
Percentage of financial assets	0.80%			8211.00%
Mutual funds [Member] | Country of domicile [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 16,811			S/ 167,607
Percentage of financial assets	0.10%			0.50%
Mutual funds [Member] | Foreign countries [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 293,020			S/ 98,911
Percentage of financial assets	0.90%			0.30%
Other instruments [Member] | Country of domicile [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 728,543			S/ 29,181
Percentage of financial assets	2.20%			0.10%
Subtotal [Member] | Country of domicile [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 23,960,636			S/ 23,523,655
Percentage of financial assets	72.80%			71.60%
Subtotal [Member] | Foreign countries [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 8,902,482			S/ 9,338,346
Percentage of financial assets	27.20%			28.40%
Certificates of deposit of Bolivia Central Bank [Member] | Foreign countries [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 0			S/ 95,042
Percentage of financial assets	8211.00%			0.30%
Participations of RAL Funds [Member] | Foreign countries [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 445,039			S/ 527,729
Percentage of financial assets	1.40%			1.60%
Hedge funds [Member] | Foreign countries [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 44,335			S/ 1,062
Percentage of financial assets	0.10%			8211.00%

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).